Segment information - Revenue net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment information
Revenues	$ 10,073	$ 3,569	$ 3,875
Hong Kong
Segment information
Revenues	10,047	3,442	3,597
Australia
Segment information
Revenues		$ 127	$ 278
PRC
Segment information
Revenues	$ 26